Document and Entity Information	Jan. 06, 2022
Cover [Abstract]
Entity Registrant Name	AMEDISYS INC
Amendment Flag	true
Entity Central Index Key	0000896262
Document Type	8-K/A
Document Period End Date	Jan. 06, 2022
Entity File Number	0-24260
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	11-3131700
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70816
City Area Code	(225)
Local Phone Number	292-2031
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) amends and supplements the Current Report on Form 8-K (the “Original Form 8-K”) filed by Amedisys, Inc. (the “Company”) with the Commission on January 10, 2022. The Original Form 8-K reported, among other things, the appointment of Christopher T. Gerard as Chief Executive Officer of the Company, effective April 15, 2022. This Amendment is being filed solely to provide information about the compensatory arrangements entered into in connection with the appointment of Mr. Gerard as Chief Executive Officer.